REGULATORY CAPITAL	12 Months Ended
Dec. 31, 2021
Regulatory Capital [Abstract]
REGULATORY CAPITAL	REGULATORY CAPITAL

Citigroup is subject to risk-based capital and leverage standards issued by the Federal Reserve Board, which constitute the U.S. Basel III rules. Citi’s U.S.-insured depository institution subsidiaries, including Citibank, are subject to similar standards issued by their respective primary bank regulatory agencies. These standards are used to evaluate capital adequacy and include the required minimums shown in the following table. The regulatory agencies are required by law to take specific, prompt corrective actions with respect to institutions that do not meet minimum capital standards.
 The following table sets forth for Citigroup and Citibank the regulatory capital tiers, total risk-weighted assets, quarterly adjusted average total assets, Total Leverage Exposure, risk-based capital ratios and leverage ratios:

In millions of dollars, except ratios	Stated minimum	Citigroup(4)			Citibank(4)
		Well- capitalized minimum	December 31, 2021	December 31, 2020	Well- capitalized minimum	December 31, 2021	December 31, 2020
Common Equity Tier 1 Capital			$149,305	$147,274		$148,548	$142,854
Tier 1 Capital			169,568	167,053		150,679	144,962
Total Capital (Tier 1 Capital + Tier 2 Capital)—Standardized Approach			203,838	205,002		175,427	169,449
Total Capital (Tier 1 Capital + Tier 2 Capital)—Advanced Approaches			194,006	196,051		166,921	161,447
Total risk-weighted assets—Standardized Approach			1,219,175	1,242,381		1,066,015	1,054,056
Total risk-weighted assets—Advanced Approaches			1,209,374	1,278,977		1,017,774	1,047,088
Quarterly adjusted average total assets(1)			2,351,434	2,265,615		1,716,596	1,667,105
Total Leverage Exposure(2)			2,957,764	2,391,033		2,236,839	2,172,052
Common Equity Tier 1 Capital ratio(3)	4.5%	N/A	12.25%	11.51%	6.5%	13.93%	13.55%
Tier 1 Capital ratio(3)	6.0	6.0%	13.91	13.06	8.0	14.13	13.75
Total Capital ratio(3)	8.0	10.0	16.04	15.33	10.0	16.40	15.42
Tier 1 Leverage ratio	4.0	N/A	7.21	7.37	5.0	8.78	8.70
Supplementary Leverage ratio	3.0	N/A	5.73	6.99	6.0	6.74	6.67

(1)Tier 1 Leverage ratio denominator.
(2)Supplementary Leverage ratio denominator.
(3)Citigroup’s reportable Common Equity Tier 1 Capital and Tier 1 Capital ratios were the lower derived under the Basel III Standardized Approach and the reportable Total Capital ratio was the lower derived under the Basel III Advanced Approaches framework as of December 31, 2021, whereas Citigroup’s reportable Common Equity Tier 1 Capital, Tier 1 Capital and Total Capital ratios as of December 31, 2020 were the lower derived under the Basel III Advanced Approaches framework. As of December 31, 2021 and 2020, Citibank’s reportable Common Equity Tier 1 Capital and Tier 1 Capital ratios were the lower derived under the Basel III Standardized Approach, whereas the Total Capital ratios were the lower derived under the Basel III Advanced Approaches framework.
(4)Certain of the above prior-period amounts have been revised to conform with enhancements made in the current period.
N/A Not applicable

As indicated in the table above, Citigroup and Citibank were “well capitalized” under the current federal bank regulatory agency definitions as of December 31, 2021 and 2020.

Banking Subsidiaries—Constraints on Dividends
There are various legal limitations on the ability of Citigroup’s subsidiary depository institutions to extend credit, pay dividends or otherwise supply funds to Citigroup and its non-bank subsidiaries. The approval of the Office of the Comptroller of the Currency is required if total dividends declared in any calendar year were to exceed amounts specified by the agency’s regulations.
In determining the dividends, each subsidiary depository institution must also consider its effect on applicable risk-based capital and leverage ratio requirements, as well as policy statements of the federal bank regulatory agencies that indicate that banking organizations should generally pay dividends out of current operating earnings. Citigroup received $6.2 billion and $2.3 billion in dividends from Citibank during 2021 and 2020, respectively.